Personnel expenses (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Entity [Table]
Salaries and variable compensation	$ 2,194	$ 2,465	$ 2,432	$ 4,658	$ 4,802
Financial advisor compensation	1,122	1,220	1,183	2,342	2,353
Contractors	30	28	38	58	75
Social security	164	228	187	392	398
Post-employment benefit plans	137	182	124	320	319
Other personnel expenses	116	109	108	225	212
Total personnel expenses	$ 3,762	$ 4,233	$ 4,072	$ 7,996	$ 8,158